REVERSE MERGER	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Reverse Merger
REVERSE MERGER

NOTE 3: REVERSE MERGER

HUMBL LLC

On December 3, 2020, HUMBL LLC merged into the Company in what is accounted for as a reverse merger. Under the terms of the Merger Agreement, HUMBL LLC exchanged 100% of their membership interests for 552,029 shares of newly created Series B Preferred Stock. The Series B Preferred shares were issued to the respective members of HUMBL LLC following the approval by FINRA of the one-for-four reverse stock split of the common shares and the increase in the authorized common shares to 7,450,000,000 shares. The FINRA approval for both the increase in the authorized common shares and reverse stock split occurred on February 26, 2021.

To assume control of the Company, the former CEO, Henry Boucher assigned his 7,000,000 shares of Series A Preferred Stock to Brian Foote, the President and CEO of HUMBL LLC for a $40,000 note payable. The Series A Preferred Stock is not convertible into common stock, however, it has voting rights of 10,000 votes per 1 share of stock. After the reverse merger was completed, HUMBL LLC ceased doing business, and all operations were conducted under Tesoro Enterprises, Inc. which later changed its name to HUMBL.

As the acquisition of HUMBL resulted in the owners of HUMBL gaining control over the combined entity after the transaction, and the shareholders of Tesoro Enterprises, Inc. continuing only as passive investors, the transaction was not considered a business combination under the ASC. Instead, this transaction was considered to be a capital transaction of the legal acquiree (HUMBL) and was equivalent to the issuance of shares by HUMBL for the net monetary assets of Tesoro Enterprises, Inc. accompanied by a recapitalization. As a result, all historical balances are those of HUMBL as they are the accounting acquirer.

There were no outstanding liabilities of Tesoro Enterprises, Inc. that remained at the time of the merger so no amounts were assumed by HUMBL.

Pursuant to ASC 805-40-45-2, the presentation of the consolidated financial statements represents the continuation of the legal acquiree (HUMBL), except for the legal capital structure in a reverse acquisition. Historical shareholders’ equity of the accounting acquirer (legal acquiree) prior to the reverse acquisition is retrospectively adjusted (a recapitalization) for the equivalent number of shares received by the accounting acquirer after giving effect to any difference in par value of the issuer’s and acquirer’s stock (Tesoro) with any such difference recognized in equity. Retained earnings (deficiency) of the accounting acquirer are carried forward after the acquisition. Operations prior to the merger are those of the accounting acquirer (HUMBL). Earnings per share for periods prior to the merger are retrospectively adjusted to reflect the number of equivalent shares received by the accounting acquirer.

NOTE 3: REVERSE MERGER

HUMBL LLC

On December 3, 2020, HUMBL LLC merged into the Company in what is accounted for as a reverse merger. Under the terms of the Merger Agreement, HUMBL LLC exchanged 100% of their membership interests for 552,029 shares of newly created Series B Preferred Stock. The Series B Preferred shares were issued to the respective members of HUMBL LLC following the approval by FINRA of the one-for-four reverse stock split of the common shares and the increase in the authorized common shares to 7,450,000,000 shares. The FINRA approval for both the increase in the authorized common shares and reverse stock split occurred on February 26, 2021. To assume control of the Company, the former CEO, Henry Boucher assigned his 7,000,000 shares of Series A Preferred Stock to Brian Foote, the President and CEO of HUMBL LLC for a $40,000 note payable. The Series A Preferred Stock is not convertible into common stock, however, it has voting rights of 10,000 votes per 1 share of stock. After the reverse merger was completed, HUMBL LLC ceased doing business, and all operations were conducted under Tesoro Enterprises, Inc. which later changed its name to HUMBL.

As the acquisition of HUMBL resulted in the owners of HUMBL gaining control over the combined entity after the transaction, and the shareholders of Tesoro Enterprises, Inc. continuing only as passive investors, the transaction was not considered a business combination under the ASC. Instead, this transaction was considered to be a capital transaction of the legal acquiree (HUMBL) and was equivalent to the issuance of shares by HUMBL for the net monetary assets of Tesoro Enterprises, Inc. accompanied by a recapitalization. As a result, all historical balances are those of HUMBL as they are the accounting acquirer.

There were no outstanding liabilities of Tesoro Enterprises, Inc. that remained at the time of the merger so no amounts were assumed by HUMBL.